Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 9 – STOCKHOLDERS' EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, each having a par value of $0.001, with voting, distribution, dividend and redemption rights, and liquidation preferences and conversions as designated by the board of directors. The board of directors has designated 250,000 shares as Series A Preferred stock, par value $.001 per share.

("Series A Preferred"). Each share of Series A Preferred shall have 500 votes for any election or other vote placed before the shareholders of the Company. As of September 30, 2016, 250,000 shares of Series A Preferred are issued and outstanding. The board of directors has designated 300,000 shares as Series B Preferred stock, par value $.001 per shares ("Series B Preferred"). The Series B Preferred is non-voting, not eligible for dividends and ranks equal to common stock and below Series A preferred stock. Each share of Series B Preferred has a conversion rate into eight shares of common stock. As of September 30, 2016, 284,807 shares of Series B Preferred are issued and outstanding.

Common Stock

During the nine months ended June 30, 2016, the Company issued 50,000 shares of fully vested common stock to a consultant as partial consideration for professional services to be rendered. The shares were fair valued at $0.41 per share, which was the traded stock price of the Company's common stock at the time of grant. The Company (Successor) recognized legal and professional fees of $20,500 related to this grant. The Company also issued 42,000 shares of common stock in connection with a warrant being exercised (see Note 10).

In connection with the acquisition of Xing, the Company issued a total of 5,600,672 shares of common stock as either purchase consideration or payment of transactional services that were provided (see Note 3).

On August 3, 2016, the Company's approved and implemented the New Age Beverages Corporation 2016-2017 Long Term Incentive Plan (the "Plan") pursuant to which the maximum number of shares that can be granted is 1,600,000 shares.  Grants under the Plan may include options and restricted stock, as well as many other equity-type awards. The purpose of the Plan is to attract able persons to enter the employ or to serve as directors or as consultants of the Company and its affiliates. A further purpose of the Plan is to provide such individuals with additional incentive and reward opportunities designed to enhance the profitable growth of the Company and its affiliates.  The shares of our common stock to be issued in connection with the Plan will not be registered under the Securities Act.  As of September 30, 2016, there has been no grants under the Plan.

NOTE 12 – STOCKHOLDER’S EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, each having a par value of $0.001, with voting, distribution, dividend and redemption rights, and liquidation preferences and conversions as designated by the board of directors.

The board of directors has designated 250,000 shares as Series A Preferred stock, par value $.001 per share (“Series A Preferred”). Each share of Series A Preferred shall have 500 votes for any election or other vote placed before the shareholders of the Company. As of December 31, 2015, 250,000 shares of Series A Preferred are issued and outstanding.

The board of directors has designated 300,000 shares as Series B Preferred stock, par value $.001 per shares (“Series B Preferred”). The Series B Preferred is non-voting, not eligible for dividends and ranks equal to common stock and below Series A preferred stock. Each share of Series B Preferred has a conversion rate into eight shares of common stock. During the nine months ended December 31, 2015, the Company sold 25,000 shares of Series B Preferred for $25,000 cash. As of December 31, 2015, 254,807 shares of Series B Preferred are issued and outstanding.

Common Stock

The Company is authorized to issue 50,000,000 shares of common stock, $0.001 par value.

Common stock issued in B&R Acquisition

During the nine months ended December 31, 2015 (Successor), 1,479,290 shares of common stock were issued pursuant to the Acquisition (see Note 4). The Company estimated the fair market value to be $0.338 per share at the time of issuance. These shares were issued with “Price Protection” for a period of 18 months. If the market value of the common stock issued pursuant to the Acquisition is less than $500,000, the Company shall issue additional shares so the aggregate amount of shares issued in the Acquisition is equal to a market value of $500,000 based on the average closing bid price of the common stock for the five days prior thereto.

Common stock issued for cash

During the nine months ended December 31, 2015 (Successor), 204,000 shares of common stock were sold to three investors for cash proceeds of $61,200, or $.30 per share, under a private placement offering. The offering provided for the issuance warrants to purchase 50% of the number of shares subscribed for, at a price of $.50 per share, expiring one year from the investment. A total of 102,000 warrants were issued and expire between April 13 and June 10, 2016 (see Note 13).

Common stock issued for services

During the nine months ended December 31, 2015 (Successor), 707,141 shares of common stock were issued to employees and consultants in connection with services rendered as follows:

●	52,000 shares were issued to employees for services rendered. The Company determine the fair market value (FMV) to be $0.44 per share at the time of issuance and recorded an expense of $22,880.

●	85,714 shares were issued to employee pursuant to an employment contract whereby the employee would be granted shares valued at $30,000. The Company determined the FMV to be $0.35 per share at the time of issuance and recorded an expense of $30,000.

●	64,427 shares were issued to employee pursuant to an employment contract whereby the employee would be granted shares equal to $6,500 at the end of each quarter effective with the three months ending March 31, 2015. The Company determined the per share FMV to be $0.35 as of March 31, $0.46 as of June 30, $0.42 as of September 30 and $.40 as of December 31. Accordingly, the employee received 18,571, 14,130. 15,476 and 16,250 shares of common stock, respectively, and the Company recorded an expense of $26,000.

●	5,000 shares were issued to Stonefield Fund for services rendered. The Company determined the FMV to be $0.44 per share at the time of issuance and recorded an expense of $2,200.

●	500,000 shares were issued to LP Funding, LLC for services rendered. The Company determined the FMV to be $0.46 per share at the time of issuance and recorded an expense of $230,000.

As of December 31, 2015, 15,435,651 shares of common stock are issued and outstanding.